SHARE CAPITAL AND SHARE BASED COMPENSATION - Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Jan. 26, 2022	Nov. 30, 2022	Feb. 28, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized (in shares)	400,000,000	400,000,000			400,000,000	400,000,000	1,010,000
Common shares, par value (in dollars per share)	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00	$ 1.00
Common stock, value, authorized	$ 400,000				$ 400,000	$ 400,000	$ 1,010
Common shares, shares outstanding (in shares)	53,688,462		53,688,462		53,688,462	53,688,462	1,010,000
Common stock, value, issued	$ 53,688				$ 53,688	$ 53,688	$ 1,010
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares outstanding, beginning of period (in shares)						1,010,000
Shares issued, beginning of period (in shares)						1,010,000	1,010,000
Issuance of shares (in shares)		398,990,000				12,500,000
Cancellation of Predecessor's shares (in shares)						(1,000,000)	0
Shares outstanding, end of period (in shares)	53,688,462		53,688,462		53,688,462	53,688,462	1,010,000
Shares issued, end of period (in shares)	53,688,462				53,688,462	53,688,462	1,010,000
EPS
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common shares, shares outstanding (in shares)	26,790,545				26,790,545	26,790,545
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares outstanding, end of period (in shares)	26,790,545				26,790,545	26,790,545
Percentage of common stock outstanding	49.90%
Golar LNG Limited
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common shares, shares outstanding (in shares)	4,463,846				4,463,846	4,463,846
Net proceeds from issuance of shares						$ 127,900
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares (in shares)						12,500,000	0
Shares outstanding, end of period (in shares)	4,463,846				4,463,846	4,463,846
Percentage of common stock outstanding	8.30%
Public
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common shares, shares outstanding (in shares)	22,434,071				22,434,071	22,434,071
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares outstanding, end of period (in shares)	22,434,071				22,434,071	22,434,071
Percentage of common stock outstanding	41.80%
Private Placement
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Net proceeds from issuance of shares					$ 266,653
Stock issuance costs				$ 8,300
Sale of stock (in dollars per share)				$ 10.00
Proceeds for shares issued				$ 275,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares (in shares)				27,500,000		27,500,000	0
Second Private Placement
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Net proceeds from issuance of shares					$ 165,982
Proceeds for shares issued			$ 166,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares (in shares)			13,678,462			13,678,462	0